Note 18 - Quarterly Results of Operations (Unaudited) (Tables)	6 Months Ended
Dec. 31, 2014
Quarterly Financial Information Disclosure [Abstract]
Schedule of Quarterly Financial Information [Table Text Block]
	9/30/14 Quarter	12/31/14 Quarter

Interest income	$2,987	$2,981
Interest expense	591	582

Net Interest Income	2,396	2,399

Provision for loan losses	100	-

Net Interest Income after Provision for Loan Losses	2,296	2,399

Non-interest income	162	162
Non-interest expenses	2,116	2,628

Income (Loss) before Income Taxes	342	(67)

Income tax expense (benefit)	115	(58)

Net Income (Loss)	$227	$(9)

Earnings (Loss) per share:
Basic and diluted	$0.05	$(0.00)
	Year Ended June 30, 2014
	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
	(In thousands, except per share data)

Interest income	$2,965	$3,005	$3,038	$2,984
Interest expense	632	617	585	588

Net Interest Income	2,333	2,388	2,453	2,396

Provision for loan losses	150	150	150	150

Net Interest Income after Provision for Loan Losses	2,183	2,238	2,303	2,246

Non-interest income	181	182	184	177
Non-interest expenses	1,987	2,037	2,117	2,017

Income before Income Taxes	377	383	370	406

Income tax expense	129	132	127	160

Net Income	$248	$251	$243	$246

Earnings per share:
Basic and diluted	$0.05	$0.05	$0.05	$0.05
	Year Ended June 30, 2013
	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
	(In thousands, except per share data)

Interest income	$3,142	$3,000	$2,985	$2,905
Interest expense	727	689	648	657

Net Interest Income	2,415	2,311	2,337	2,248

Provision for loan losses	746	2,973	175	150

Net Interest Income (Loss) after Provision for Loan Losses	1,669	(662)	2,162	2,098

Non-interest income	159	162	159	170
Non-interest expenses	2,004	2,122	2,188	1,975

(Loss) Income before Income Taxes	(176)	(2,622)	133	293

Income tax (benefit) expense	(84)	(1,047)	44	100

Net (Loss) Income	$(92)	$(1,575)	$89	$193

(Loss) Earnings per share:
Basic and diluted	$(0.02)	$(0.32)	$0.02	$0.04